Employee benefits - Disclosure of Defined Benefit Plans (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 2,975	€ 4,177	€ 3,760
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	2,544	3,713	3,281
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 432	€ 463	€ 479